ACCRUED EXPENSES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES [Abstract]
Salaries and bonus payable		$ 76,047	$ 84,557
Sales tax payable		212,645	124,207
Payable to broker for AES transaction			63,000
Interest payable		42,357	25,452
Accrued state margin tax		95,927
Other		276,326	26,201
Total Accrued Expenses	$ 1,875,360	$ 703,302	$ 323,417